Investments in Securities (Cost, Fair Value, Gross Unrealized Holding Gains and Gross Unrealized Holding Losses of Available-For-Sale Securities) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Available-for-sale securities, Cost	¥ 253,086	¥ 280,041
Available for sale securities, Fair value	316,560	383,904
Available-for-sale securities, Gross unrealized holding gains	67,822	104,763
Available-for-sale securities, Gross unrealized holding losses	4,348	900
Equity Securities [Member]
Available-for-sale securities, Cost	250,400	275,579
Available for sale securities, Fair value	313,813	379,358
Available-for-sale securities, Gross unrealized holding gains	67,755	104,666
Available-for-sale securities, Gross unrealized holding losses	4,342	887
Corporate and Government Bonds [Member]
Available-for-sale securities, Cost	2,142	3,894
Available for sale securities, Fair value	2,201	3,961
Available-for-sale securities, Gross unrealized holding gains	59	75
Available-for-sale securities, Gross unrealized holding losses		8
Other Debt Securities [Member]
Available-for-sale securities, Cost	544	568
Available for sale securities, Fair value	546	585
Available-for-sale securities, Gross unrealized holding gains	8	22
Available-for-sale securities, Gross unrealized holding losses	¥ 6	¥ 5